Advance to Suppliers and Other - Schedule of Advance to Suppliers (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers	$ 8,548,744	$ 1,747,551
Advance payment for potential factory lease	1,000,000	1,000,000
Less: allowance for doubtful accounts	(111,004)
Total	$ 9,437,740	$ 2,747,551